LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The Following table summarizes the components of lease expense:

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Operating lease cost	975,894	113,015	1,910,560	224,721
Short-term lease cost	41,883	-	62,785	-
	$1,017,777	$113,015	1,973,345	224,721
The Following table summarizes the components of lease expense:
	2021	2020

Operating lease cost	1,021,267	451,685
Short-term lease cost	35,727	63,785
	1,056,994	515,470

SUMMARY OF SUPPLEMENTAL INFORMATION RELATED TO LEASES

The following table summarizes supplemental information related to leases:

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$1,017,777	$113,015	1,973,345	224,721
Right-of-use assets obtained in exchange for new operating leases liabilities	167,658	28,865	345,847	28,865
Weighted average remaining lease term - Operating leases (years)	2.3	3.8	2.3	3.8
Weighted average discount rate - Operating leases	4.75%	4.35%	4.75%	4.35%

The following table summarizes supplemental information related to leases:

	2021	2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow used in operating leases	$1,650,847	$515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	9,380,402	1,982,393
Weighted average remaining lease term - Operating leases (years)	2.8	4.2
Weighted average discount rate - Operating leases	4.35%	4.35%

SUMMARY OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities:

Years ending September 30	Lease cost
2022	$3,905,611
2023	3,899,207
2024	1,066,355

Total lease payments	8,871,173
Less: Interest	(661,300)
Total	$8,209,873

The following table summarizes the maturity of operating lease liabilities:

Years ending March 31	Lease cost
2022	$3,710,121
2023	3,792,954
2024	2,891,377
2025	58,344
Total lease payments	10,452,795
Less: Interest	(820,170)
Total	$9,632,625